Note 18 - Capital Stock	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
18.	Capital stock

The authorized capital stock of the Company is as follows:

An unlimited number of Preferred Shares, issuable in series;

An unlimited number of Subordinate Voting Shares having one vote per share; and

An unlimited number of Multiple Voting Shares having 20 votes per share, convertible at any time into Subordinate Voting Shares at a rate of one Subordinate Voting Share for each Multiple Voting Share outstanding.

The following table provides a summary of total capital stock issued and outstanding:

	Subordinate Voting Shares		Multiple Voting Shares		Total Common Shares
	Number	Amount	Number	Amount	Number	Amount

Balances as at:
December 31, 2020	38,863,742	457,620	1,325,694	373	40,189,436	457,993
December 31, 2021	42,729,050	851,794	1,325,694	373	44,054,744	852,167

During the year ended December 31, 2021, the Company declared dividends on its Common Shares of $0.20 per share (2020 - $0.10).